Leasing - Components of Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease expense	$ 231	$ 229	$ 215
Variable lease expense	43	44	43
Sublease income	(29)	(31)	(34)
Total lease expense	$ 245	$ 242	$ 224